SCHEDULE OF QUANTITATIVE FAIR VALUE MEASUREMENTS INPUTS (Details)	Jun. 30, 2022	May 23, 2022	Jan. 24, 2022
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	6.00	6.00	6.00
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	6.55	14.94	3.64
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	5.00	5.00	5.00
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	97.43	95.90	97.80
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.01	2.88	1.54
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input